Schedule of Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components Of Other Comprehensive Income Loss [Line Items]
Foreign currency translation adjustment	$ 6,272	$ 12,298	$ (20,493)
Unrealized gain (loss) on cash flow hedging instruments	1,205	(2,001)	2,627
Income tax (expense) benefit	(325)	540	(709)
Unrealized gain (loss) on cash flow hedging instruments, net of tax	880	(1,461)	1,918
Reclassification of gain on cash flow hedging instruments into earnings	(574)	(482)	(215)
Income tax expense	156	130	58
Reclassification of gain on cash flow hedging instruments into earnings, net of tax	(418)	(352)	(157)
Other comprehensive income (loss)	$ 6,734	$ 10,485	$ (18,732)